Note 8 - Income Taxes - Components of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 8 - Income Taxes - Components of Income Taxes (Details)
Federal									$ (8)	$ 0	$ 0
State and local									(36)	2	65
Foreign									7,113	10,002	8,905
Federal									0	0	(346)
Foreign									8,547	(1,940)	(5,906)
Total income tax expense	$ 5,634	$ 1,056	$ 3,052	$ 5,874	$ 148	$ 3,790	$ 2,719	$ 1,407	$ 15,616	$ 8,064	$ 2,718